STOCK-BASED COMPENSATION - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Oct. 02, 2014	Oct. 31, 2013	Jun. 18, 2013	Oct. 02, 2013	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued	76,076,487	76,076,487		72,076,487	60,145,237
Increase In Aggregate Number Of Shares									3,000,000
Percentage of outstanding number of shares									4.00%
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		5 years 4 months 28 days
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 0.19
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum	76.60%	76.60%		77.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum	119.40%	119.40%		134.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum	0.25%	0.25%		0.83%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum	2.40%	2.40%		2.52%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate	0.00%	0.00%		0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate	0.00%	0.00%		0.00%
Share-based compensation arrangement by share-based payment award, number of shares available for grant	957,544	957,544		1,361,985
Allocated share-based compensation expense		$ 609,000	$ 503,000	$ 1,101,000	$ 288,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition				2 years 11 days
Common Stock, Shares Authorized	300,000,000	300,000,000		300,000,000	300,000,000
Restricted Stock or Unit Expense				95,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,987,500
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	153,000	274,000	349,000	629,000	38,000	263,000
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	178,000	335,000	154,000	472,000	250,000	109,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	10 years	10 years		10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term	1 year	1 year		2 years 4 months 24 days
Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	331,000					372,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		7,254,212
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				3,565,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		4,602,500		2,465,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				5,304,212
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				3,404,212
Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	0.20	$ 0.22		$ 0.37
Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	0.19	$ 0.17		$ 0.17
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued									7,825,388
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total	696,647	$ 696,647		$ 965,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition		1 year 10 months 6 days
Common Stock, Shares Authorized							13,114,256		10,231,197	10,231,197
Share-based compensation arrangement by share-based payment award, number of additional shares authorized							2,883,059	2,405,809
2013 Stock Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	10 years
2013 Stock Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term	1 year
2013 Stock Incentive Plan | Employees And Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,950,000	1,950,000
2013 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500,000	1,037,500
2013 Stock Incentive Plan | Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		10 years		10 years
Share-based compensation arrangement by share-based payment award, award vesting period				3 years
2013 Stock Incentive Plan | Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term		1 year		3 years
Share-based compensation arrangement by share-based payment award, award vesting period				1 year
2009 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued											707,460
2009 Stock Incentive Plan | Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional Common Stock Shares Subject To Vesting Issued				116,973
2009 Stock Incentive Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Shares Subject To Vesting Issued				579,026